GOODWILL AND OTHER INTANGIBLE ASSETS-NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS-NET	GOODWILL AND OTHER INTANGIBLE ASSETS—NET
The following table summarizes the change in the carrying amount of goodwill for the years ended December 31, 2023, and 2022, by reportable business segment:

	December 31, 2022	Acquisitions/ Divestitures	Currency Translation Adjustment	December 31, 2023
Aerospace Technologies	$2,376	$—	$10	$2,386
Industrial Automation	9,183	392	75	9,650
Building Automation	3,338	—	42	3,380
Energy and Sustainability Solutions	1,726	—	1	1,727
Corporate and All Other	874	—	32	906
Total Goodwill	$17,497	$392	$160	$18,049
Other intangible assets are comprised of:

	December 31, 2023			December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-life intangibles
Patents and technology	$2,399	$(1,837)	$562	$2,313	$(1,759)	$554
Customer relationships	4,199	(2,601)	1,598	3,989	(2,397)	1,592
Trademarks	362	(284)	78	371	(273)	98
Other	299	(277)	22	299	(274)	25
Total definite-life intangibles—net	7,259	(4,999)	2,260	6,972	(4,703)	2,269
Indefinite-life intangibles
Trademarks	971	—	971	953	—	953
Total Other intangible assets—net	$8,230	$(4,999)	$3,231	$7,925	$(4,703)	$3,222
Intangible assets amortization expense was $292 million, $333 million, and $465 million for the years ended December 31, 2023, 2022, and 2021, respectively. Estimated intangible asset amortization expense for each of the next five years approximates $287 million in 2024, $262 million in 2025, $257 million in 2026, $247 million in 2027, and $249 million in 2028.